Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details)	Dec. 31, 2016 USD ($)
Cash	$ 17,287
Prepaids and advances	11,271
Accounts payable	(302,315)
Accrued liabilities	(161,047)
Canadian Dollar [Member]
Cash	838
Prepaids and advances	0
Accounts payable	(45,877)
Accrued liabilities	0
Total foreign currency working capital	(45,039)
US$ exchange rate at December 31, 2013	0.7448
Total foreign currency net working capital in US$	(33,545)
Impact of a 10% strengthening of the US$ on net loss	(3,354)
Turkish Lira [Member]
Cash	91,778
Prepaids and advances	39,819
Accounts payable	(2,407)
Accrued liabilities	0
Total foreign currency working capital	129,190
US$ exchange rate at December 31, 2013	0.2831
Total foreign currency net working capital in US$	36,573
Impact of a 10% strengthening of the US$ on net loss	$ 3,657